Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies

NOTE – 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and fiscal year

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) under the accrual basis of accounting. The Company’s fiscal year-end is December 31.

Use of estimates

In preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting periods. These accounts and estimates include, but are not limited to, the valuation of accounts receivables,income taxes and the estimation on useful lives of property, plant and equipment. Actual results could differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents are carried at cost and represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with an original maturity of three months or less as of the purchase date of such investments.

Accounts receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and determined based on managements’ assessment of known requirements, aging of receivables, payment history, the customer’s current credit worthiness and the economic environment. As of December 31, 2012 and 2011, the Company recorded an allowance for uncollectible accounts of $424,608 and $33,861.

Property, plant and equipment, net

Property, plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the expected useful lives of 3-7 years from the date on which the asset became fully operational. Additions are capitalized and expenditures for maintenance and repairs are expensed as incurred.

Fair Value for Financial Assets and Financial Liabilities

The carrying amounts of the Company’s financial assets and liabilities, such as cash, accounts receivable, accounts payable and short-term borrowings approximate their fair values because of the short maturity of these instruments. The long-term borrowings approximate fair value since the related rates of interest approximate current market rates.

Embedded conversion features

The Company evaluates embedded conversion features within convertible debt and convertible preferred stock under ASC 815 “Derivatives and Hedging” to determine whether the embedded conversion feature should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If the conversion feature does not require derivative treatment under ASC 815, the instrument is evaluated under ASC 470-20 “Debt with Conversion and Other Options” for consideration of any beneficial conversion feature.

Revenue recognition

In accordance with guidance by paragraph 605-10-S99-1 of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) for revenue recognition, the Company recognizes revenue when persuasive evidence of an arrangement exists, transfer of title has occurred or services have been rendered, the selling price is fixed or determinable and collectability is reasonably assured.

(a) Sale of products

The Company recognizes revenue from the sale of products upon delivery to the customers and the transfer of title and risk of loss. The Company provides a warranty to the extent that the products conform to their approved usage at approved locations, are operated by trained operators, and maintained as required by the Operations and Maintenance procedures. The Company does pass through warranties on equipments that exceed the Company’s system warranty. There were no claims on the Company’s warranties during the years ended December 31, 2012 or 2011.

(b) Service revenue

Service revenue is primarily derived from engineering and technical services that are not an element of an arrangement for the sale of products. These services are generally billed on a time-cost plus basis. Revenue is recognized when service is rendered and accepted by the customers.

Cost of Goods Sold

Cost of goods sold consists primarily of costs of raw materials and direct labor, and other costs directly attributable to the production of products and the provision of services. Write-down of inventories to lower of cost or market is also recorded in cost of goods sold.

Income Taxes

The Company has elected to be a limited liability company under the applicable provisions of the Internal Revenue Code. Under those provisions, the Company does not pay federal or state income taxes on its taxable income. Instead, the members are liable for individual income taxes on their respective shares of taxable income.

As of December 31, 2012 and 2011, the Company did not have any significant unrecognized uncertain tax positions. The tax years from 2010 to 2012 remain subject to examination by taxing authorities.

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence. The Company had accounts payable balances owed to related parties as of December 31, 2012 and 2011 of $60,959 and $46,664, respectively. Material related party debt transactions have been identified in Note 6 to the financial statements.

Recently issued accounting standards

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements up to ASU 2013-09, and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its consolidated financial condition or the consolidated results of its operations.